Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Share capital	Equity instrument granted	Capital reserve	Treasury shares	Revaluation reserve on subsidiaries	Legal Reserves	Investments statutory reserve	Accumulated other comprehensive income	Cumulative translation adjustments		Retained earnings	Additional dividends to the minimum mandatory dividends	Shareholders of the Company	Non-controlling interests in subsidiaries
Beginning balance at Dec. 31, 2019	R$ 9,835,175	R$ 5,171,752	R$ 11,970	R$ 542,400	R$ (485,383)	R$ 4,522	R$ 705,341	R$ 3,290,073	R$ (146,317)	R$ 102,427			R$ 261,470	R$ 9,458,255	R$ 376,920
Net income for the year	927,697											R$ 893,383		893,383	34,314
Other comprehensive income:
Actuarial losses of post-employment benefits, net of income taxes	(16,887)
Currency translation of foreign subsidiaries, including the effect of net investments hedge	129,169
Other comprehensive income	(200,799)								(318,673)	129,169				(189,504)	(11,295)
Total comprehensive income for the year	726,898								(318,673)	129,169		893,383		703,879	23,019
Issuance of shares related to the subscription warrants - indemnification	54,763			54,763										54,763
Stock plan	(6,799)			(3,114)	(3,685)									(6,799)
Equity instrument granted	10,434		10,434											10,434
Income and social contribution taxes on realization of revaluation reserve of subsidiaries						(185)						185
Transfer to statutory reserve								(774)				774
Shareholder transaction – changes of investments												42		42	(42)
Dividends attributable to non-controlling interests	(24,379)													(1,001)	(23,378)
Approval of additional dividends by the Ordinary General Meeting	(261,470)												(261,470)	(261,470)
Allocation of net income:
Legal reserve							44,669					(44,669)
Investments statutory reserve								368,966				(368,966)
Proposed dividends	(424,357)											(479,748)	55,391	(424,357)
Ending balance at Dec. 31, 2020	9,910,265	5,171,752	22,404	594,049	(489,068)	4,337	750,010	3,658,265	(464,990)	231,596			55,391	9,533,746	376,519	[1]
Net income for the year	883,878											850,463		850,463	33,415	[1]
Other comprehensive income:
Actuarial losses of post-employment benefits, net of income taxes	46,610
Currency translation of foreign subsidiaries, including the effect of net investments hedge	73,049
Other comprehensive income	126,933								42,852	73,049				115,901	11,032	[1]
Total comprehensive income for the year	1,010,811								42,852	73,049		850,463		966,364	44,447	[1]
Issuance of shares related to the subscription warrants - indemnification	1,819			1,819										1,819
Equity instrument granted	12,895		11,639	613	643									12,895
Realization of revaluation reserve of subsidiaries						(183)						183
Dividends prescribed	11,816											10,487		10,487	1,329	[1]
Gains arising from payments of fixed dividends to preferred shares of subsidiaries												971		971	(971)	[1]
Shareholder transaction – changes of investments								11,641				(11,641)
Dividends attributable to non-controlling interests	(19,005)														(19,005)	[1]
Approval of additional dividends by the Ordinary General Meeting	(55,391)												(55,391)	(55,391)
Allocation of net income:
Legal reserve							42,523					(42,523)
Investments statutory reserve								403,970				(403,970)
Proposed dividends	(185,896)											(185,896)		(185,896)
Intermediary dividends	(218,074)											(218,074)		(218,074)
Ending balance at Dec. 31, 2021	10,469,240	5,171,752	34,043	596,481	(488,425)	4,154	792,533	4,073,876	(422,138)	304,645	[2]			10,066,921	402,319	[1]
Net income for the year	1,840,069											1,800,839		1,800,839	39,230	[1]
Other comprehensive income:
Actuarial losses of post-employment benefits, net of income taxes	(165)
Currency translation of foreign subsidiaries, including the effect of net investments hedge	(304,645)
Other comprehensive income	297,670								602,112	(304,645)	[2]			297,467	203	[1]
Total comprehensive income for the year	2,137,739								602,112	R$ (304,645)	[2]	1,800,839		2,098,306	39,433	[1]
Issuance of shares related to the subscription warrants - indemnification	941			941										941
Equity instrument granted	20,734		9,944	2,039	8,751									20,734
Realization of revaluation reserve of subsidiaries						(179)						179
Dividends prescribed	2,948											2,948		2,948
Shareholder transaction – changes of investments	(6,567)							(6)				286		280	(6,847)	[1]
Changes in ownership interests in subsidiaries	(2,423)													985	(2,423)	[1]
Capital increase attributable to non-controlling interests	35,182														35,182	[1]
Dividends attributable to non-controlling interests	(1,437)														(1,437)	[1]
Allocation of net income:
Legal reserve							90,042					(90,042)
Investments statutory reserve								1,154,691				(1,154,691)
Additional minimum mandatory dividend (R$ 0.03 per share)	(31,385)											(35,385)		(31,385)
Additional dividends to the minimum mandatory dividends (R$ 0.07 per share)	(78,130)											(78,130)	R$ 78,130
Interest on capital (R$ 0.41 per share)	(450,004)											R$ (450,004)		(450,004)
Ending balance at Dec. 31, 2022	R$ 12,174,968	R$ 5,171,752	R$ 43,987	R$ 599,461	R$ (479,674)	R$ 3,975	R$ 822,575	R$ 5,228,561	R$ 179,974					R$ 11,708,741	R$ 466,227	[1]

[1]	Are substantially represented by non-controlling shareholders of Iconic.
[2]	Cumulative translation adjustment from discontinued operation. The accumulated effects were reclassified to income as a result of the sale of Oxiteno (see note 4.b).